UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA GROWTH & INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2006

[LOGO OF USAA]
    USAA(R)

                                  USAA GROWTH &
                                        INCOME Fund

                                           [GRAFIC OF USAA GROWTH & INCOME FUND]

                    S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       20

    Financial Statements                                                    22

    Notes to Financial Statements                                           25

EXPENSE EXAMPLE                                                             38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                     WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]      IS THE WIDENING DIFFERENCE IN OPINION
                                        BETWEEN THE BEARS AND THE BULLS.

                                                     "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA
INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA                  MAYA K. BITTAR, CFA
    Wellington Management Company, LLP        Wellington Management Company, LLP

JEFFREY L. KRIPKE                         FRANCIS J. BOGGAN, CFA
    Wellington Management Company, LLP        Wellington Management Company, LLP
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2006, the USAA Growth & Income Fund had a total return of 6.19%. This compares to a return of 6.51% for the Lipper Multi-Cap Core Funds Average, 7.18% for the Lipper Multi-Cap Core Funds Index, and 5.35% for the Russell 3000 Index.

WHAT LED TO THE FUND'S SUPERIOR PERFORMANCE RELATIVE TO ITS UNMANAGED BENCHMARK, THE RUSSELL 3000 INDEX?

                 Favorable stock selection drove the outperformance, with stocks in energy, materials, consumer staples, and financials among the particular areas of strength.

                 Energy was the top-performing sector for both the broad market and the Fund. We benefited from overweight exposure as well as strong stock selection; several energy companies were among the largest positive contributors to performance. In particular, Chesapeake Energy Corp. and Schlumberger Ltd. performed well during the period. Another strong stock was Cameco Corp., the world's largest uranium producer, which is benefiting from a lack of new uranium supply as well as an increasingly positive demand outlook for nuclear power.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Metals and mining companies Rio Tinto plc and Newmont Mining Corp. were the main drivers of performance in the materials sector. In consumer staples, Altria Group, Inc., the parent of Philip Morris and Kraft Foods, had a steady rise, mostly due to favorable litigation results and the potential separation of Kraft. In financials, E*TRADE Financial Corp. was our strongest performing stock.

                 There were, however, a few areas that detracted from performance relative to the Russell 3000 Index. The major culprits were stock selection in telecommunications services and industrials and our overweight exposure to the weak-performing health care sector. In telecommunications, we were hurt by weak results from our holding Sprint Nextel Corp., as well as by not owning AT&T, which performed well during the period.

WHAT'S YOUR POSITIONING MOVING INTO THE SECOND HALF OF THE REPORTING YEAR?

                 During much of the period, the Fund maintained a cyclical posture, focusing on companies that we believe tend to do well in a rapidly expanding economy. Now we are migrating toward stable growth stocks because we believe consumer confidence and manufacturing are stabilizing at healthy levels, and inflation appears to be constrained. As of the end of the period, the Fund was overweight in health care, energy, and materials. The greatest underweights relative to the Russell 3000 Index are in financials and utilities.

                 We would like to thank you, the Fund's shareholders, for your continued confidence and support. We will continue to work hard on your behalf.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-19.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA GROWTH & INCOME FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
     out of 1,498 large blend funds for the period ending January 31, 2006:

                                 OVERALL RATING
                                   *  *  *  *

            3-YEAR                   5-YEAR                  10-YEAR
            * * * *                  * * * *                  * * *
       out of 1,498 funds       out of 1,153 funds       out of 416 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable)
   Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income.

--------------------------------------------------------------------------------
                                         1/31/06                    7/31/05
--------------------------------------------------------------------------------
Net Assets                            $1,433.3 Million          $1,329.9 Million
Net Asset Value Per Share                  $19.10                    $19.16

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------
7/31/05 TO 1/31/06*              1 YEAR             5 YEARS             10 YEARS
      6.19%                      13.05%              2.66%                8.28%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LIPPER MULTI-CAP
                CORE FUNDS        RUSSELL 3000     LIPPER MULTI-CAP        USAA GROWTH &
                 AVERAGE             INDEX         CORE FUNDS INDEX         INCOME FUND
             ----------------     ------------     ----------------        -------------
01/31/96        $10,000.00         $10,000.00         $10,000.00             $10,000.00
02/29/96         10,228.01          10,147.51          10,204.98              10,112.78
03/31/96         10,315.21          10,249.51          10,338.38              10,428.44
04/30/96         10,682.63          10,443.86          10,588.57              10,541.71
05/31/96         10,945.17          10,711.14          10,795.50              10,685.19
06/30/96         10,757.98          10,676.55          10,680.61              10,677.99
07/31/96         10,130.94          10,117.65          10,157.95              10,200.55
08/31/96         10,512.52          10,424.59          10,497.00              10,549.15
09/30/96         11,096.69          10,991.94          11,028.70              11,043.34
10/31/96         11,187.29          11,192.88          11,166.37              11,253.91
11/30/96         11,895.81          11,982.39          11,887.85              12,003.38
12/31/96         11,782.43          11,838.08          11,742.60              12,026.68
01/31/97         12,346.09          12,493.17          12,299.04              12,523.20
02/28/97         12,206.95          12,506.83          12,262.61              12,641.41
03/31/97         11,696.47          11,940.89          11,809.46              12,301.74
04/30/97         12,091.95          12,529.08          12,218.12              12,673.57
05/31/97         12,988.84          13,384.79          13,042.60              13,535.87
06/30/97         13,469.80          13,941.23          13,534.71              14,018.64
07/31/97         14,562.72          15,034.16          14,563.22              14,963.27
08/31/97         14,187.29          14,424.38          14,163.05              14,510.80
09/30/97         14,957.95          15,242.30          14,941.84              15,133.89
10/31/97         14,343.27          14,730.32          14,379.70              14,547.74
11/30/97         14,565.56          15,294.31          14,624.01              14,971.07
12/31/97         14,678.38          15,600.67          14,827.94              15,158.78
01/31/98         14,751.91          15,681.52          14,910.91              15,009.76
02/28/98         15,833.58          16,803.30          15,975.57              16,086.02
03/31/98         16,509.70          17,636.09          16,725.14              16,919.86
04/30/98         16,716.06          17,809.49          16,906.39              17,036.09
05/31/98         16,211.07          17,370.00          16,442.42              16,612.67
06/30/98         16,641.04          17,957.33          16,903.83              16,641.98
07/31/98         16,242.90          17,631.28          16,559.04              15,710.03
08/31/98         13,549.43          14,930.40          13,981.20              13,288.62
09/30/98         14,371.69          15,948.88          14,643.96              13,732.41
10/31/98         15,420.68          17,159.50          15,643.21              14,834.88
11/30/98         16,393.64          18,209.00          16,481.66              15,734.50
12/31/98         17,564.30          19,366.33          17,599.25              16,137.86
01/31/99         18,262.18          20,024.25          18,183.03              16,580.47
02/28/99         17,539.56          19,314.97          17,482.58              16,155.56
03/31/99         18,290.56          20,023.69          18,034.58              16,885.51
04/30/99         19,039.71          20,927.52          18,770.28              18,100.49
05/31/99         18,798.34          20,529.78          18,560.55              17,869.91
06/30/99         19,856.53          21,567.26          19,470.29              18,726.62
07/31/99         19,403.23          20,913.30          19,041.54              18,149.19
08/31/99         19,134.62          20,675.50          18,709.67              17,669.47
09/30/99         18,742.55          20,147.05          18,243.25              17,045.82
10/31/99         19,746.17          21,410.80          19,169.20              17,715.54
11/30/99         20,637.78          22,010.01          19,786.29              17,788.94
12/31/99         22,574.67          23,414.42          21,254.05              18,414.63
01/31/00         21,771.17          22,496.55          20,653.51              17,713.47
02/29/00         23,048.34          22,705.06          21,449.23              16,873.92
03/31/00         24,337.05          24,483.75          22,824.01              18,700.90
04/30/00         23,385.49          23,620.94          21,976.71              18,682.41
05/31/00         22,622.13          22,957.50          21,212.93              18,737.88
06/30/00         23,504.21          23,637.21          22,107.46              18,690.52
07/31/00         23,156.64          23,219.42          21,762.03              18,329.31
08/31/00         24,887.64          24,941.43          23,297.29              19,218.45
09/30/00         23,800.61          23,812.14          22,227.10              18,579.78
10/31/00         23,425.68          23,473.09          21,975.97              18,995.39
11/30/00         21,447.63          21,309.54          20,104.86              18,353.08
12/31/00         22,158.17          21,667.65          20,544.86              18,965.91
01/31/01         22,807.47          22,408.87          21,254.07              19,439.34
02/28/01         20,914.95          20,361.42          19,340.75              18,558.75
03/31/01         19,625.22          19,034.14          18,193.58              17,771.26
04/30/01         21,165.53          20,560.59          19,667.45              19,061.64
05/31/01         21,377.26          20,725.72          19,833.17              19,118.57
06/30/01         20,993.03          20,343.56          19,491.88              18,620.84
07/31/01         20,581.30          20,008.28          19,099.97              18,715.89
08/31/01         19,515.78          18,827.07          18,017.82              17,584.77
09/30/01         17,527.37          17,166.05          16,170.84              16,164.97
10/31/01         17,988.87          17,565.44          16,609.90              16,355.48
11/30/01         19,400.69          18,918.38          17,914.30              17,593.81
12/31/01         19,811.56          19,185.04          18,334.05              17,803.74
01/31/02         19,509.46          18,944.46          17,928.62              17,518.01
02/28/02         19,020.51          18,557.06          17,604.79              17,320.96
03/31/02         19,896.44          19,370.71          18,317.29              17,834.48
04/30/02         19,085.94          18,354.43          17,538.71              16,946.70
05/31/02         18,848.93          18,141.78          17,395.04              16,808.60
06/30/02         17,329.50          16,835.86          16,032.26              15,595.64
07/31/02         15,898.93          15,497.35          14,767.88              14,459.79
08/31/02         15,972.01          15,570.56          14,861.31              14,509.18
09/30/02         14,461.73          13,934.55          13,494.62              13,056.87
10/31/02         15,409.01          15,044.11          14,349.06              13,946.44
11/30/02         16,399.43          15,954.45          15,222.86              14,944.73
12/31/02         15,490.43          15,052.46          14,348.16              14,016.41
01/31/03         15,186.51          14,684.14          14,105.88              13,601.18
02/28/03         14,873.10          14,442.56          13,862.35              13,368.25
03/31/03         14,978.88          14,594.44          13,907.19              13,442.87
04/30/03         16,175.59          15,786.19          14,988.77              14,436.39
05/31/03         17,333.49          16,739.11          16,002.38              15,318.38
06/30/03         17,578.42          16,965.00          16,241.30              15,611.27
07/31/03         17,934.22          17,354.18          16,555.10              15,986.59
08/31/03         18,476.55          17,738.75          17,064.17              16,331.48
09/30/03         18,228.82          17,546.17          16,837.18              16,095.17
10/31/03         19,355.74          18,608.05          17,839.93              17,151.26
11/30/03         19,713.96          18,864.35          18,118.48              17,405.13
12/31/03         20,432.11          19,727.21          18,840.86              18,112.19
01/31/04         20,951.36          20,138.73          19,283.51              18,366.29
02/29/04         21,230.92          20,410.04          19,583.02              18,650.88
03/31/04         21,028.97          20,167.77          19,360.73              18,384.63
04/30/04         20,498.36          19,750.77          18,953.11              18,059.24
05/31/04         20,752.90          20,037.81          19,180.11              18,282.94
06/30/04         21,225.71          20,436.06          19,604.68              18,807.69
07/31/04         20,280.12          19,663.26          18,800.85              18,024.46
08/31/04         20,208.97          19,744.24          18,787.02              17,932.91
09/30/04         20,674.72          20,047.75          19,188.76              18,242.25
10/31/04         20,979.22          20,377.02          19,478.26              18,394.94
11/30/04         22,034.92          21,324.27          20,456.02              19,321.31
12/31/04         22,838.38          22,084.09          21,175.29              20,038.25
01/31/05         22,246.83          21,495.88          20,693.55              19,603.35
02/28/05         22,660.36          21,969.08          21,111.94              19,962.15
03/31/05         22,312.31          21,597.49          20,780.00              19,642.75
04/30/05         21,670.45          21,128.25          20,214.36              19,229.21
05/31/05         22,559.48          21,928.83          21,042.08              19,936.57
06/30/05         22,813.86          22,082.02          21,273.76              20,032.18
07/31/05         23,792.99          22,987.94          22,175.54              20,870.94
08/31/05         23,629.05          22,768.79          22,074.57              20,849.15
09/30/05         23,813.79          22,967.99          22,272.86              20,986.60
10/31/05         23,336.09          22,537.83          21,812.34              20,485.10
11/30/05         24,230.05          23,416.30          22,651.83              21,368.18
12/31/05         24,353.16          23,435.57          22,916.21              21,419.64
01/31/06         25,289.74          24,218.58          23,767.35              22,162.25

                                   [END CHART]

                   DATA FROM 1/31/96 THROUGH 1/31/06.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

                 o The Lipper Multi-Cap Core Funds Average is  an average of all multi-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Russell 3000(R) Index  measures the  performance  of  the
                   3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

10

 P Q R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

Microsoft Corp.                                3.0%

Procter & Gamble Co.                           2.5%

Noble Energy, Inc.                             2.3%

Bank of America Corp.                          2.2%

Exxon Mobil Corp.                              2.2%

General Electric Co.                           1.9%

Citigroup, Inc.                                1.8%

ConocoPhillips                                 1.8%

Time Warner, Inc.                              1.8%

Medtronic, Inc.                                1.7%
---------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  SECTOR ASSET ALLOCATION
                         1/31/2006

          [PIE CHART OF SECTOR ASSET ALLOCATION]

Health Care                                           17.3%
Financials                                            16.7%
Information Technology                                14.6%
Energy                                                12.0%
Consumer Discretionary                                11.5%
Industrials                                           10.3%
Short-Term Investments*                                8.6%
Consumer Staples                                       6.1%
Materials                                              5.5%
Telecommunication Services                             1.7%
Exchange-Traded Funds**                                1.2%
Utilities                                              0.3%

                        [END CHART]

                  *INCLUDES MONEY MARKET INSTRUMENTS AND  SHORT-TERM INVESTMENTS
                   PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 **EXCHANGE-TRADED FUNDS (ETFS) ARE  BASKETS OF  SECURITIES  AND
                   ARE TRADED, LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFS REPRESENT MULTIPLE SECTORS.

                   PERCENTAGE ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.2%)

              COMMON STOCKS (96.0%)

              AEROSPACE & DEFENSE (4.1%)
   178,900    Boeing Co.                                                                      $   12,221
   200,000    Lockheed Martin Corp.                                                               13,530
   220,400    Precision Castparts Corp.                                                           11,009
   377,100    United Technologies Corp.                                                           22,011
                                                                                              ----------
                                                                                                  58,771
                                                                                              ----------
              ALUMINUM (0.6%)
   266,200    Alcoa, Inc.                                                                          8,385
                                                                                              ----------
              APPAREL RETAIL (1.8%)
   162,300    Abercrombie & Fitch Co. "A"                                                         10,775
   189,000    Christopher & Banks Corp.                                                            3,740
   105,500    Jos. A. Bank Clothiers, Inc.*(a)                                                     5,409
   208,550    Pacific Sunwear of California, Inc.*(a)                                              5,112
                                                                                              ----------
                                                                                                  25,036
                                                                                              ----------
              APPLICATION SOFTWARE (1.9%)
   293,200    Adobe Systems, Inc.                                                                 11,646
   238,200    Amdocs Ltd. (United Kingdom)*                                                        7,670
   115,300    Autodesk, Inc.                                                                       4,680
    68,600    Intuit, Inc.*                                                                        3,590
                                                                                              ----------
                                                                                                  27,586
                                                                                              ----------
              ASSET MANAGEMENT & CUSTODY BANKS (2.3%)
   331,200    Nuveen Investments, Inc. "A"                                                        15,027
   300,100    State Street Corp.                                                                  18,144
                                                                                              ----------
                                                                                                  33,171
                                                                                              ----------
              AUTOMOTIVE RETAIL (0.4%)
   188,900    O'Reilly Automotive, Inc.*                                                           6,200
                                                                                              ----------
              BIOTECHNOLOGY (3.2%)
   298,400    Amgen, Inc.*                                                                        21,751
   149,300    Applera Corp.-Applied Biosystems Group                                               4,231
    73,600    Charles River Laboratories International, Inc.*                                      3,395
   196,100    Genzyme Corp.*                                                                      13,911
    92,500    MedImmune, Inc.*                                                                     3,156
                                                                                              ----------
                                                                                                  46,444
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              BROADCASTING & CABLE TV (0.6%)
   306,800    CBS Corp. "B"                                                                   $    8,017
                                                                                              ----------
              CASINOS & GAMING (1.1%)
   291,200    Penn National Gaming, Inc.*                                                          9,348
   259,700    Shuffle Master, Inc.*                                                                6,596
                                                                                              ----------
                                                                                                  15,944
                                                                                              ----------
              CATALOG RETAIL (0.2%)
   140,000    Coldwater Creek, Inc.*                                                               2,856
                                                                                              ----------
              COAL & CONSUMABLE FUELS (0.6%)
   114,600    Cameco Corp. (Canada)                                                                9,063
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (2.2%)
   462,500    Cisco Systems, Inc.*                                                                 8,589
   931,300    Corning, Inc.*                                                                      22,677
                                                                                              ----------
                                                                                                  31,266
                                                                                              ----------
              COMPUTER HARDWARE (0.7%)
    39,700    Avid Technology, Inc.*                                                               1,972
   247,800    Dell, Inc.*                                                                          7,263
                                                                                              ----------
                                                                                                   9,235
                                                                                              ----------
              COMPUTER STORAGE & PERIPHERALS (1.0%)
   764,600    EMC Corp.*                                                                          10,245
   103,800    QLogic Corp.*                                                                        4,118
                                                                                              ----------
                                                                                                  14,363
                                                                                              ----------
              CONSTRUCTION & ENGINEERING (0.1%)
    15,400    Fluor Corp.                                                                          1,354
                                                                                              ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
   138,500    Caterpillar, Inc.                                                                    9,404
   113,300    Oshkosh Truck Corp.                                                                  5,587
                                                                                              ----------
                                                                                                  14,991
                                                                                              ----------
              CONSTRUCTION MATERIALS (1.0%)
    83,600    Martin Marietta Materials, Inc.                                                      7,087
    91,400    Vulcan Materials Co.                                                                 6,570
                                                                                              ----------
                                                                                                  13,657
                                                                                              ----------
              CONSUMER FINANCE (0.4%)
    38,400    Doral Financial Corp.                                                                  417
   172,600    First Marblehead Corp.(a)                                                            5,589
                                                                                              ----------
                                                                                                   6,006
                                                                                              ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
    32,000    Affiliated Computer Services, Inc. "A"*                                         $    2,003
   189,300    Alliance Data Systems Corp.*                                                         7,998
    45,800    DST Systems, Inc.*                                                                   2,595
   271,100    First Data Corp.                                                                    12,227
                                                                                              ----------
                                                                                                  24,823
                                                                                              ----------
              DEPARTMENT STORES (1.0%)
   207,300    Federated Department Stores, Inc.                                                   13,812
                                                                                              ----------
              DIVERSIFIED BANKS (2.2%)
   726,608    Bank of America Corp.                                                               32,138
                                                                                              ----------
              DIVERSIFIED METALS & MINING (1.3%)
   146,500    Inco Ltd. (Canada)                                                                   7,513
    57,100    Rio Tinto plc ADR (United Kingdom)                                                  11,706
                                                                                              ----------
                                                                                                  19,219
                                                                                              ----------
              EDUCATIONAL SERVICES (0.8%)
   115,200    Career Education Corp.*(a)                                                           3,743
   124,800    ITT Educational Services, Inc.*                                                      7,276
                                                                                              ----------
                                                                                                  11,019
                                                                                              ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
   120,000    Amphenol Corp. "A"                                                                   6,100
                                                                                              ----------
              ENVIRONMENTAL & FACILITIES SERVICES (1.1%)
   491,000    Waste Management, Inc.                                                              15,506
                                                                                              ----------
              GOLD (1.8%)
   100,400    Freeport-McMoRan Copper & Gold, Inc. "B"                                             6,451
   300,600    Newmont Mining Corp.                                                                18,577
                                                                                              ----------
                                                                                                  25,028
                                                                                              ----------
              HEALTH CARE DISTRIBUTORS (0.2%)
    87,000    Patterson Companies, Inc.*                                                           3,004
                                                                                              ----------
              HEALTH CARE EQUIPMENT (4.6%)
   141,000    Biomet, Inc.(a)                                                                      5,331
   100,300    Diagnostic Products Corp.                                                            5,095
   326,800    Fisher Scientific International, Inc.*(a)                                           21,853
   163,300    Kinetic Concepts, Inc.*                                                              5,910
   440,800    Medtronic, Inc.                                                                     24,892
    64,300    Waters Corp.*                                                                        2,698
                                                                                              ----------
                                                                                                  65,779
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.9%)
   121,200    Amedisys, Inc.*(a)                                                              $    5,497
   138,700    Omnicare, Inc.                                                                       6,893
                                                                                              ----------
                                                                                                  12,390
                                                                                              ----------
              HEALTH CARE SUPPLIES (0.4%)
   104,200    Cooper Companies, Inc.                                                               5,776
                                                                                              ----------
              HOME IMPROVEMENT RETAIL (1.0%)
   221,800    Lowe's Companies, Inc.                                                              14,095
                                                                                              ----------
              HOMEBUILDING (0.8%)
   317,800    D.R. Horton, Inc.                                                                   11,860
                                                                                              ----------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
   182,400    Hilton Hotels Corp.                                                                  4,547
                                                                                              ----------
              HOUSEHOLD PRODUCTS (2.5%)
   599,200    Procter & Gamble Co.                                                                35,491
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    90,500    TXU Corp.                                                                            4,583
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (2.8%)
   850,800    General Electric Co.                                                                27,864
   142,700    Textron, Inc.                                                                       12,052
                                                                                              ----------
                                                                                                  39,916
                                                                                              ----------
              INTEGRATED OIL & GAS (4.1%)
   405,600    ConocoPhillips                                                                      26,242
   507,700    Exxon Mobil Corp.                                                                   31,858
                                                                                              ----------
                                                                                                  58,100
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (2.1%)
    30,100    Google, Inc. "A"*                                                                   13,041
   502,000    Yahoo!, Inc.*                                                                       17,238
                                                                                              ----------
                                                                                                  30,279
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (2.8%)
   885,900    E*TRADE Financial Corp.*                                                            21,075
   259,700    Merrill Lynch & Co., Inc.                                                           19,496
                                                                                              ----------
                                                                                                  40,571
                                                                                              ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (2.7%)
   156,100    Coventry Health Care, Inc.*                                                     $    9,299
   134,800    Health Net, Inc.*                                                                    6,655
   291,600    WellPoint, Inc.*                                                                    22,395
                                                                                              ----------
                                                                                                  38,349
                                                                                              ----------
              MOVIES & ENTERTAINMENT (2.3%)
 1,475,000    Time Warner, Inc.                                                                   25,857
   183,300    Viacom Inc. "B"*                                                                     7,603
                                                                                              ----------
                                                                                                  33,460
                                                                                              ----------
              MULTI-LINE INSURANCE (0.9%)
   200,700    American International Group, Inc.                                                  13,138
                                                                                              ----------
              OIL & GAS DRILLING (1.5%)
   279,400    GlobalSantaFe Corp.                                                                 17,057
   116,000    Patterson-UTI Energy, Inc.                                                           4,364
                                                                                              ----------
                                                                                                  21,421
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (2.1%)
    91,900    National-Oilwell Varco, Inc.*                                                        6,991
   184,300    Schlumberger Ltd.                                                                   23,489
                                                                                              ----------
                                                                                                  30,480
                                                                                              ----------

              OIL & GAS EXPLORATION & PRODUCTION (3.7%)
   315,300    Chesapeake Energy Corp.(a)                                                          11,048
   724,500    Noble Energy, Inc.                                                                  33,530
    99,300    Woodside Petroleum Ltd. ADR (Australia)                                              3,398
   100,933    XTO Energy, Inc.                                                                     4,954
                                                                                              ----------
                                                                                                  52,930
                                                                                              ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
   564,174    Citigroup, Inc.                                                                     26,279
                                                                                              ----------
              PHARMACEUTICALS (5.3%)
   340,400    Abbott Laboratories                                                                 14,688
   273,200    Biovail Corp. (Canada)(a)                                                            6,188
   197,500    Eisai Co. Ltd. ADR (Japan)                                                           8,488
   262,800    Eli Lilly and Co.                                                                   14,880
   291,200    Sanofi-Aventis ADR (France)                                                         13,395
   969,100    Schering-Plough Corp.                                                               18,558
                                                                                              ----------
                                                                                                  76,197
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (3.9%)
   322,500    ACE Ltd.                                                                        $   17,657
    72,000    Ambac Financial Group, Inc.                                                          5,530
   113,800    Chubb Corp.                                                                         10,737
   349,346    St. Paul Travelers Companies, Inc.                                                  15,854
   134,800    W.R. Berkley Corp.                                                                   6,659
                                                                                              ----------
                                                                                                  56,437
                                                                                              ----------
              REAL ESTATE INVESTMENT TRUSTS (1.0%)
   168,400    Simon Property Group, Inc.                                                          13,950
                                                                                              ----------
              RESTAURANTS (0.1%)
    64,100    Rare Hospitality International, Inc.*                                                2,022
                                                                                              ----------
              SEMICONDUCTOR EQUIPMENT (0.6%)
    96,800    Lam Research Corp.*                                                                  4,494
    77,600    Varian Semiconductor Equipment Associates, Inc.*                                     3,844
                                                                                              ----------
                                                                                                   8,338
                                                                                              ----------
              SEMICONDUCTORS (0.7%)
   256,100    Microchip Technology, Inc.                                                           9,606
                                                                                              ----------
              SOFT DRINKS (1.5%)
   366,800    PepsiCo, Inc.                                                                       20,974
                                                                                              ----------
              SPECIALTY STORES (1.1%)
   474,300    Michaels Stores, Inc.                                                               15,951
                                                                                              ----------
              STEEL (0.8%)
   219,300    Companhia Vale Do Rio Doce ADR (Brazil)                                             11,243
                                                                                              ----------
              SYSTEMS SOFTWARE (3.0%)
 1,548,800    Microsoft Corp.                                                                     43,599
                                                                                              ----------
              TECHNOLOGY DISTRIBUTORS (0.3%)
    77,200    CDW Corp.(a)                                                                         4,323
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (1.4%)
   186,800    Golden West Financial Corp.                                                         13,192
   173,400    IndyMac Bancorp, Inc.(a)                                                             7,085
                                                                                              ----------
                                                                                                  20,277
                                                                                              ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TOBACCO (2.1%)
   324,300    Altria Group, Inc.                                                              $   23,460
   145,300    Loews Corp. - Carolina Group                                                         6,701
                                                                                              ----------
                                                                                                  30,161
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
    99,000    Fastenal Co.(a)                                                                      3,777
                                                                                              ----------
              TRUCKING (0.8%)
   111,300    CNF, Inc.                                                                            5,704
   118,500    YRC Worldwide, Inc.*                                                                 5,906
                                                                                              ----------
                                                                                                  11,610
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   185,700    Alamosa Holdings, Inc.*                                                              3,480
   901,050    Sprint Nextel Corp.                                                                 20,625
                                                                                              ----------
                                                                                                  24,105
                                                                                              ----------
              Total common stocks (cost: $1,112,945)                                           1,375,008
                                                                                              ----------

              EXCHANGE-TRADED FUNDS (1.2%)
   122,400    MidCap SPDR Trust Series 1(a) (cost: $15,291)                                       17,365
                                                                                              ----------
              Total equity securities (cost: $1,128,236)                                       1,392,373
                                                                                              ----------

              MONEY MARKET INSTRUMENTS (2.8%)

              MONEY MARKET FUNDS
40,665,865    SSgA Prime Money Market Fund, 4.30%(b) (cost: $40,666)                              40,666
                                                                                              ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (5.8%)

              MONEY MARKET FUNDS (0.0%)(h)
   187,805    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.37%(b)                        188
    74,057    Merrill Lynch Premier Institutional Fund, 4.25%(b)                                      74
                                                                                              ----------
                                                                                                     262
                                                                                              ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              COMMERCIAL PAPER (0.7%)
   $10,000    Goldman Sachs Group, Inc.(e), 4.55%(f), 5/25/2006                                   10,000
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                                                         VALUE
     (000)    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (1.6%)
   $11,300    Canadian Imperial Bank of Commerce, Yankee CD (Canada),
                4.69%(f), 1/30/2007                                                           $   11,414
    11,000    Five Finance Inc., Notes(e), 4.57%(f), 9/05/2006                                    11,005
                                                                                              ----------
                                                                                                  22,419
                                                                                              ----------
              REPURCHASE AGREEMENTS (3.5%)(g)
    29,000    Credit Suisse First Boston, LLC, 4.44%, acquired on 1/31/2006 and due 2/01/2006 at $29,000 (collateralized by $29,925 of
                Freddie Mac Discount Notes(c), 4.62%(d), due 5/02/2006;
                market value $29,581)                                                             29,000
    21,000    Morgan Stanley & Co., Inc., 4.44%, acquired on 1/31/2006 and due
                2/01/2006 at $21,000 (collateralized by $21,455 of Fannie Mae
                Discount Notes(c), 4.59%(d), due 2/13/2006; market value $21,421)                 21,000
                                                                                              ----------
                                                                                                  50,000
                                                                                              ----------
              Total short-term investments purchased with cash collateral
                from securities loaned (cost: $82,578)                                            82,681
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $1,251,480)                                            $1,515,720
                                                                                              ==========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) The security or a portion thereof was out on loan as of January 31, 2006.

          (b) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

          (c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (d) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

          Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

          (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006.

          (g) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (h) Represents less than 0.1% of net assets.

          * Non-income-producing security for the 12 months preceding January 31, 2006.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities on
     loan of $80,207) (identified cost of $1,251,480)                         $1,515,720
  Cash                                                                                59
  Receivables:
     Capital shares sold                                                           1,050
     Dividends and interest                                                          577
     Securities sold                                                              25,804
     Other                                                                            55
                                                                              ----------
        Total assets                                                           1,543,265
                                                                              ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                             82,579
     Securities purchased                                                         25,519
     Capital shares redeemed                                                       1,112
  Accrued management fees                                                            682
  Accrued transfer agent's fees                                                       31
  Other accrued expenses and payables                                                 40
                                                                              ----------
        Total liabilities                                                        109,963
                                                                              ----------
           Net assets applicable to capital shares outstanding                $1,433,302
                                                                              ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                             $1,160,548
  Overdistribution of net investment income                                         (491)
  Accumulated net realized gain on investments                                     9,006
  Net unrealized appreciation of investments                                     264,240
  Net unrealized depreciation on foreign currency translations                        (1)
                                                                              ----------
           Net assets applicable to capital shares outstanding                $1,433,302
                                                                              ==========
  Capital shares outstanding                                                      75,027
                                                                              ==========
  Authorized shares of $.01 par value                                            110,000
                                                                              ==========
  Net asset value, redemption price, and offering price per share             $    19.10
                                                                              ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                    $ 7,866
  Interest                                                                         764
  Securities lending                                                               252
                                                                               -------
     Total income                                                                8,882
                                                                               -------
EXPENSES
  Management fees                                                                3,866
  Administration and servicing fees                                              1,021
  Transfer agent's fees                                                          1,494
  Custody and accounting fees                                                      128
  Postage                                                                          153
  Shareholder reporting fees                                                        34
  Directors' fees                                                                    3
  Registration fees                                                                 23
  Professional fees                                                                 33
  Other                                                                             15
                                                                               -------
     Total expenses                                                              6,770
  Expenses paid indirectly                                                        (110)
                                                                               -------
     Net expenses                                                                6,660
                                                                               -------
NET INVESTMENT INCOME                                                            2,222
                                                                               -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on:
     Investments                                                                44,548
     Foreign currency transactions                                                  31
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                36,594
                                                                               -------
        Net realized and unrealized gain                                        81,173
                                                                               -------
Increase in net assets resulting from operations                               $83,395
                                                                               =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED), AND YEAR ENDED
JULY 31, 2005

                                                                      1/31/2006         7/31/2005
                                                                      ---------------------------
FROM OPERATIONS
  Net investment income                                               $    2,222       $    8,490
  Net realized gain on investments                                        44,548           78,513
  Net realized gain (loss) on foreign currency translations                   31               (7)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                          36,594           92,637
     Foreign currency translations                                             -               (1)
                                                                      ---------------------------
        Increase in net assets resulting from operations                  83,395          179,632
                                                                      ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (2,707)          (8,619)
  Net realized gains                                                     (82,911)         (74,554)
                                                                      ---------------------------
     Distributions to shareholders                                       (85,618)         (83,173)
                                                                      ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                              107,131          183,216
  Reinvested dividends                                                    83,764           81,187
  Cost of shares redeemed                                                (85,270)        (160,998)
                                                                      ---------------------------
     Increase in net assets from
         capital share transactions                                      105,625          103,405
                                                                      ---------------------------
  Net increase in net assets                                             103,402          199,864

NET ASSETS
  Beginning of period                                                  1,329,900        1,130,036
                                                                      ---------------------------
  End of period                                                       $1,433,302       $1,329,900
                                                                      ===========================
Overdistribution of net investment income:
  End of period                                                       $     (491)      $       (6)
                                                                      ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                              5,619           10,056
  Shares issued for dividends reinvested                                   4,463            4,417
  Shares redeemed                                                         (4,476)          (8,830)
                                                                      ---------------------------
     Increase in shares outstanding                                        5,606            5,643
                                                                      ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the
          Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are capital growth and, secondarily, current income.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading  in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                  prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Debt securities purchased with original  maturities of 60 days or less are valued at amortized cost, which approximates market value.

               5. Repurchase agreements  are valued  at cost, which approximates market value.

               6. Other  debt  securities  are  valued  each  business  day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                  consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               7. Securities  for  which  market  quotations  are  not   readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

               on the  identified  cost basis.  Dividend  income,  less  foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other  assets,  and liabilities at
                  the  exchange  rate  obtained  from  an  independent   pricing
                  service on a daily basis.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

                  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                  Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $105,000 and $5,000, respectively, resulting in a total reduction in Fund expenses of $110,000.

            G. INDEMNIFICATIONS - Under the Company's organizational  documents, its officers and directors are indemnified against

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

               certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA  funds  that are  party to the loan  agreement  are  assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

          For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 4.0% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $777,196,000 and $760,897,000, respectively.

          As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $272,362,000 and $8,122,000, respectively, resulting in net unrealized appreciation of $264,240,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

          the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          As of January 31, 2006, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The
          Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2006, the Fund received securities-lending income of $252,000, which is net of the 20% income retained by MetWest. As of January 31, 2006, the Fund loaned securities having a fair market value of approximately $80,207,000 and received cash collateral of $82,579,000 for the loans. Of this amount, $82,578,000 was invested in short-term

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

          investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/- 1.00% to 4.00%                     +/- 0.04%
+/- 4.01% to 7.00%                     +/- 0.05%
+/- 7.01% and greater                  +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $3,866,000, which is net of a performance adjustment of $(220,000) that decreased the base management fee of 0.60% by 0.03%.

            B. SUBADVISORY  ARRANGEMENTS  - The  Manager  has  entered  into  an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

               Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average daily net assets that Wellington Management manages. Wellington Management has agreed to waive all fees in excess of 0.18% through June 30, 2006. Wellington
               Management may terminate this waiver if the Manager allocates less than 100% of certain USAA funds' assets investable in U.S. stocks to Wellington Management. The Manager has allocated less than 100% of these funds' assets investable in U.S. stocks to Wellington Management, so Wellington Management may terminate this waiver at any time. For the six-month period ended January 31, 2006, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $1,228,000.

               Effective March 1, 2006, in addition to the investment subadvisory agreement with Wellington Management, the Manager has entered into subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and Barrow, Hanley, Mewhinney &
               Strauss, Inc. (BHMS); under which Loomis Sayles and BHMS will direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) will pay Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages, and will pay BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Balanced Strategy Fund, the USAA Value Fund, and the USAA Growth & Income Fund combined in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion.

            C. ADMINISTRATION AND SERVICING FEES - The  Manager provides certain administration and shareholder servicing  functions for the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

               For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,021,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $18,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. TRANSFER AGENT'S FEES - USAA  Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,494,000.

            E. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                                 YEAR ENDED JULY 31,
                                      -----------------------------------------------------------------------------------------
                                            2006            2005            2004          2003            2002             2001
                                      -----------------------------------------------------------------------------------------
Net asset value at
    beginning of period               $    19.16      $    17.72      $    15.76      $  14.64        $  19.69       $    19.79
                                      -----------------------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                    .03             .13             .04           .05             .10              .16
    Net realized and unrealized
        gain (loss)                         1.13            2.61            1.97          1.45           (4.47)             .25
                                      -----------------------------------------------------------------------------------------
Total from investment operations            1.16            2.74            2.01          1.50           (4.37)             .41
                                      -----------------------------------------------------------------------------------------
Less distributions:
    From net investment income              (.04)           (.13)           (.05)         (.05)           (.10)            (.16)
    From realized capital gains            (1.18)          (1.17)              -          (.33)           (.58)            (.35)
                                      -----------------------------------------------------------------------------------------
Total distributions                        (1.22)          (1.30)           (.05)         (.38)           (.68)            (.51)
                                      -----------------------------------------------------------------------------------------
Net asset value at end of period      $    19.10      $    19.16      $    17.72      $  15.76        $  14.64       $    19.69
                                      =========================================================================================
Total return (%)*                           6.19           15.79           12.75         10.56          (22.74)            2.11
Net assets at end of period (000)     $1,433,302      $1,329,900      $1,130,036      $932,781        $850,987       $1,116,680
Ratio of expenses to average
    net assets (%)**(b)                      .99(a)         1.00            1.01          1.09            1.05              .89
Ratio of net investment income
    to average net assets (%)**              .33(a)          .69             .22           .37             .57              .82
Portfolio turnover (%)                     57.88           81.26           72.93         66.01           73.52            28.95

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended January 31, 2006, average net assets were $1,352,770,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.02%)          (.02%)          (.03%)        (.02%)          (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2006 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING                 ENDING              DURING PERIOD*
                                     ACCOUNT VALUE            ACCOUNT VALUE         AUGUST 1, 2005 -
                                     AUGUST 1, 2005          JANUARY 31, 2006       JANUARY 31, 2006
                                     ---------------------------------------------------------------
     Actual                             $1,000.00                $1,061.90                 $5.08
     Hypothetical
     (5% return before expenses)         1,000.00                 1,020.28                  4.97

*Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.19% for the six-month period of August 1, 2005, through January 31, 2006.

40

 N O T E S
==========----------------------------------------------------------------------

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            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23432-0306                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.